Contributed surplus - Reconciliation of share options (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2020 USD ($) Option $ / shares
Number of stock
Outstanding, beginning of year	897,500	736,500	599,634
Granted	0	186,500	159,500
Exercised		(5,500)
Forfeited	(132,833)	(20,000)	(22,634)
Outstanding, end of year	764,667	897,500	736,500
Weighted average exercise price
Outstanding, beginning of year (price per share) | $ / shares	$ 8.66	$ 7.35	$ 6.80
Granted (price per share) | $ / shares		14.16	9.45
Exercised (price per share) | $ / shares		(5.23)
Forfeited (price per share) | $ / shares	(11.59)	(12.62)	(7.50)
Outstanding, end of year (price per share) | $ / shares	$ 8.15	$ 8.66	$ 7.35
Weighted average contractual life	4 years 9 months 18 days	6 years 7 months 6 days	6 years 4 months 24 days
Number of options exercisable	642,466	603,567	546,367
Share based compensation expense | $	$ 347,787	$ 879,439	$ 591,384
Number of stock options granted	0	186,500	159,500